American Mutual Fund®
Investment portfolio
July 31, 2022
unaudited
Common stocks 88.66% Energy 6.56%	Shares	Value (000)
Baker Hughes Co., Class A	8,822,527	$226,651
Canadian Natural Resources, Ltd. (CAD denominated)	2,004,177	110,668
Chevron Corp.	7,504,683	1,229,117
ConocoPhillips	13,164,983	1,282,664
Enbridge, Inc.[1]	1,470,927	66,089
EOG Resources, Inc.	7,965,819	885,958
Exxon Mobil Corp.	1,425,000	138,125
Schlumberger, Ltd.	1,607,360	59,520
Shell PLC (ADR)	2,308,846	123,246
Suncor Energy, Inc.	5,667,084	192,333
TC Energy Corp.	9,772,197	521,054
TC Energy Corp. (CAD denominated)	14,728,191	785,204
		5,620,629
Materials 3.42%
Air Products and Chemicals, Inc.	458,436	113,798
Albemarle Corp.	744,036	181,775
Barrick Gold Corp.	4,228,271	66,553
Ecolab Inc.[1]	1,634,802	270,020
Linde PLC	5,547,101	1,675,225
LyondellBasell Industries NV	2,937,565	261,796
Nutrien, Ltd.	2,809,537	240,665
PPG Industries, Inc.	210,000	27,151
Sherwin-Williams Company	402,415	97,360
		2,934,343
Industrials 11.50%
AMETEK, Inc.	237,207	29,295
BAE Systems PLC (ADR)	4,027,063	151,699
Carrier Global Corp.	10,700,999	433,712
Caterpillar, Inc.	405,381	80,367
CSX Corp.	10,726,339	346,783
Cummins, Inc.	1,297,738	287,202
Emerson Electric Co.	679,128	61,169
General Dynamics Corp.	3,397,226	770,049
General Electric Co.	2,311,000	170,806
Honeywell International, Inc.	3,971,106	764,279
Illinois Tool Works, Inc.	2,404,987	499,660
L3Harris Technologies, Inc.	502,500	120,585
Lockheed Martin Corp.	1,252,256	518,196
Norfolk Southern Corp.	1,440,689	361,858
Northrop Grumman Corp.	1,654,442	792,312
Otis Worldwide Corp.	991,795	77,529
Raytheon Technologies Corp.	22,502,789	2,097,485
RELX PLC (ADR)	1,982,056	58,510
Stanley Black & Decker, Inc.	444,394	43,253
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TFI International, Inc.	1,200,000	$119,916
TFI International, Inc. (CAD denominated)	126,624	12,647
Union Pacific Corp.	1,140,152	259,157
United Parcel Service, Inc., Class B	4,619,711	900,335
Waste Connections, Inc.	1,704,919	227,385
Waste Management, Inc.	4,107,512	675,932
		9,860,121
Consumer discretionary 4.41%
Darden Restaurants, Inc.	934,146	116,292
Dollar General Corp.	1,159,292	288,003
Hasbro, Inc.	2,791,028	219,710
Home Depot, Inc.	5,152,121	1,550,479
McDonald’s Corp.	1,351,933	356,059
Starbucks Corp.	9,122,622	773,416
TJX Companies, Inc.	1,544,254	94,446
VF Corp.	3,122,278	139,503
Williams-Sonoma, Inc.[1]	1,658,974	239,589
		3,777,497
Consumer staples 7.79%
Church & Dwight Co., Inc.	536,630	47,207
Coca-Cola Company	3,840,151	246,422
Colgate-Palmolive Company	990,230	77,971
Danone SA2	3,499,329	192,943
General Mills, Inc.	17,135,990	1,281,601
Haleon PLC (ADR)[3]	2,783,564	19,568
Hormel Foods Corp.	1,879,370	92,728
Keurig Dr Pepper, Inc.	27,886,207	1,080,312
Kimberly-Clark Corp.	2,416,789	318,509
McCormick & Co., Inc., nonvoting shares	2,695,771	235,476
Mondelez International, Inc.	18,525,332	1,186,362
PepsiCo, Inc.	5,205,626	910,776
Procter & Gamble Company	7,077,043	983,072
		6,672,947
Health care 17.69%
Abbott Laboratories	15,430,226	1,679,426
AbbVie, Inc.	17,066,778	2,449,253
AmerisourceBergen Corp.	549,565	80,198
Amgen, Inc.	3,817,114	944,621
AstraZeneca PLC (ADR)	8,404,389	556,623
Bristol-Myers Squibb Company	16,076,928	1,186,156
CVS Health Corp.	7,706,756	737,382
Danaher Corp.	1,343,310	391,535
Elevance Health, Inc.	100,000	47,710
Eli Lilly and Company	1,096,330	361,449
Gilead Sciences, Inc.	20,299,188	1,212,876
GSK PLC (ADR)	8,599,133	362,625
Johnson & Johnson	1,426,592	248,969
Medtronic PLC	6,956,037	643,572
Merck & Co., Inc.	1,920,543	171,581
Novartis AG2	1,501,153	129,017
Novartis AG (ADR)	977,907	83,934
Novo Nordisk A/S, Class B (ADR)	396,791	46,052
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer, Inc.	13,950,527	$704,641
Roche Holding AG (ADR)	1,832,953	76,013
Stryker Corp.	1,071,305	230,063
Thermo Fisher Scientific, Inc.	318,088	190,347
UnitedHealth Group, Inc.	3,925,434	2,128,920
Zimmer Biomet Holdings, Inc.	941,360	103,917
Zoetis, Inc., Class A	2,169,157	395,980
		15,162,860
Financials 11.78%
American International Group, Inc.	4,492,104	232,556
Aon PLC, Class A	996,390	289,989
Arthur J. Gallagher & Co.	375,000	67,121
Bank of America Corp.	3,831,571	129,546
Berkshire Hathaway, Inc., Class B3	248,952	74,835
BlackRock, Inc.	453,730	303,627
Charles Schwab Corp.	147,000	10,150
Chubb, Ltd.	1,980,609	373,622
Citizens Financial Group, Inc.	2,009,326	76,294
CME Group, Inc., Class A	4,549,960	907,626
East West Bancorp, Inc.	3,537,737	253,939
First Republic Bank	597,655	97,245
Great-West Lifeco, Inc.	9,255,382	224,925
Intercontinental Exchange, Inc.	1,652,936	168,583
JPMorgan Chase & Co.	8,511,399	981,875
KeyCorp	15,032,919	275,103
Marsh & McLennan Companies, Inc.	4,340,427	711,656
Moody’s Corp.	35,938	11,150
Morgan Stanley	7,795,962	657,200
Nasdaq, Inc.	882,129	159,577
National Bank of Canada[1]	1,981,996	139,067
PNC Financial Services Group, Inc.	2,502,220	415,218
Principal Financial Group, Inc.	4,821,413	322,745
Progressive Corp.	1,992,017	229,202
S&P Global, Inc.	705,982	266,106
State Street Corp.	3,902,688	277,247
Toronto-Dominion Bank	1,545,917	100,438
Toronto-Dominion Bank (CAD denominated)	9,687,770	629,283
Travelers Companies, Inc.	2,595,550	411,914
Truist Financial Corp.	12,302,418	620,903
U.S. Bancorp	1,992,016	94,023
Wells Fargo & Company	11,223,821	492,389
Willis Towers Watson PLC	421,238	87,171
		10,092,325
Information technology 12.50%
Accenture PLC, Class A	1,856,580	568,596
Amphenol Corp., Class A	2,794,326	215,526
Analog Devices, Inc.	1,911,553	328,711
Apple, Inc.	9,320,769	1,514,718
Applied Materials, Inc.	1,034,937	109,683
Automatic Data Processing, Inc.	1,503,182	362,447
Cisco Systems, Inc.	4,192,688	190,222
Fidelity National Information Services, Inc.	1,951,227	199,337
Intel Corp.[1]	4,715,540	171,221
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Intuit, Inc.	376,617	$171,801
KLA Corp.	798,202	306,142
Mastercard, Inc., Class A	751,556	265,893
Microsoft Corp.	11,558,376	3,244,899
NetApp, Inc.	2,021,119	144,167
Paychex, Inc.	5,265,212	675,422
QUALCOMM, Inc.	3,610,024	523,670
Samsung Electronics Co., Ltd. (GDR)[2]	76,518	89,615
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4,272,949	378,071
Texas Instruments, Inc.	3,980,742	712,115
Visa, Inc., Class A	1,434,389	304,248
Western Union Company	13,717,175	233,466
		10,709,970
Communication services 3.36%
AT&T, Inc.	2,315,721	43,489
BCE, Inc.[1]	4,141,868	209,269
Comcast Corp., Class A	46,296,189	1,737,033
Electronic Arts, Inc.	815,909	107,072
TELUS Corp.	8,595,775	197,886
Verizon Communications, Inc.	12,746,109	588,743
		2,883,492
Utilities 7.21%
American Electric Power Company, Inc.	2,421,287	238,642
CenterPoint Energy, Inc.[4]	39,032,503	1,236,940
CMS Energy Corp.	1,668,281	114,661
Constellation Energy Corp.	3,283,028	217,008
Dominion Energy, Inc.	2,994,777	245,512
DTE Energy Company	1,657,153	215,927
Edison International	5,485,015	371,720
Entergy Corp.	2,242,772	258,210
Evergy, Inc.	3,382,518	230,891
Exelon Corp.	15,851,147	736,920
NextEra Energy, Inc.	5,967,386	504,184
Public Service Enterprise Group, Inc.	13,068,697	858,221
Sempra Energy	4,261,713	706,592
Xcel Energy, Inc.	3,351,567	245,268
		6,180,696
Real estate 2.44%
Americold Realty Trust, Inc. REIT	5,179,156	169,617
Crown Castle International Corp. REIT	2,151,378	388,668
CubeSmart REIT	1,830,882	83,983
Digital Realty Trust, Inc. REIT	6,122,814	810,967
Equinix, Inc. REIT	287,712	202,474
Kimco Realty Corp. REIT	14,006,323	309,680
Prologis, Inc. REIT	922,024	122,223
		2,087,612
Total common stocks (cost: $49,406,500,000)		75,982,492
American Mutual Fund — Page 4 of 8

unaudited
Preferred securities 0.03% Information technology 0.03%	Shares	Value (000)
Samsung Electronics Co., Ltd., preferred shares (GDR)[2]	20,933	$22,669
Total preferred securities (cost: $17,827,000)		22,669
Convertible stocks 0.22% Industrials 0.02%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	325,195	20,670
Health care 0.20%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[1]	114,173	173,754
Total convertible stocks (cost: $162,998,000)		194,424
Bonds, notes & other debt instruments 0.02% Corporate bonds, notes & loans 0.02% Financials 0.02%	Principal amount (000)
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 4.709% junior subordinated perpetual bonds[5]	USD18,412	18,328
Total bonds, notes & other debt instruments (cost: $15,466,000)		18,328
Short-term securities 10.72% Money market investments 10.63%	Shares
Capital Group Central Cash Fund 1.71%[4,6]	91,100,793	9,106,435
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 1.71%[4,6,7]	405,781	40,562
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%[6,7]	10,900,000	10,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.87%[6,7]	10,200,000	10,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.60%[6,7]	6,200,000	6,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.73%[6,7]	5,400,000	5,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.88%[6,7]	5,276,869	5,277
		78,539
Total short-term securities (cost: $9,187,176,000)		9,184,974
Total investment securities 99.65% (cost: $58,789,967,000)		85,402,887
Other assets less liabilities 0.35%		297,470
Net assets 100.00%		$85,700,357
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates4

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)
Common stocks 1.44%
Utilities 1.44%
CenterPoint Energy, Inc.	$1,088,334	$63,259	$154,489	$76,085	$163,751	$1,236,940	$20,580
Short-term securities 10.68%
Money market investments 10.63%
Capital Group Central Cash Fund 1.71%[6]	3,642,746	9,691,810	4,225,164	(631)	(2,326)	9,106,435	26,692
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 1.71%[6,7]	110,242		69,680[8]			40,562	—[9]
Total short-term securities						9,146,997
Total 12.12%				$75,454	$161,425	$10,383,937	$47,272
[1]	All or a portion of this security was on loan. The total value of all such securities was $143,905,000, which represented .17% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $434,244,000, which represented .51% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Security did not produce income during the last 12 months.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Rate represents the seven-day yield at 7/31/2022.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
American Mutual Fund — Page 7 of 8

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,620,629	$—	$—	$5,620,629
Materials	2,934,343	—	—	2,934,343
Industrials	9,860,121	—	—	9,860,121
Consumer discretionary	3,777,497	—	—	3,777,497
Consumer staples	6,480,004	192,943	—	6,672,947
Health care	15,033,843	129,017	—	15,162,860
Financials	10,092,325	—	—	10,092,325
Information technology	10,620,355	89,615	—	10,709,970
Communication services	2,883,492	—	—	2,883,492
Utilities	6,180,696	—	—	6,180,696
Real estate	2,087,612	—	—	2,087,612
Preferred securities	—	22,669	—	22,669
Convertible stocks	194,424	—	—	194,424
Bonds, notes & other debt instruments	—	18,328	—	18,328
Short-term securities	9,184,974	—	—	9,184,974
Total	$84,950,315	$452,572	$—	$85,402,887
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-003-0922O-S89797	American Mutual Fund — Page 8 of 8